INTERIM STATEMENTS OF INCOME (LOSS) - CAD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
CONTINUING OPERATIONS
Sales	$ 540,067	$ 658,521	$ 1,782,803	$ 2,097,126
Cost of goods sold	359,622	446,552	1,112,510	1,748,281
GROSS MARGIN	180,445	211,969	670,293	348,845
INCOME (EXPENSES)
Administrative	(30,408)	(39,616)	(112,507)	(121,885)
Selling and marketing	(42,269)	(51,270)	(137,140)	(167,253)
Other operating expenses	(10,239)	(28,878)	(50,915)	(104,485)
Finance costs	(17,677)	(28,178)	(69,274)	(80,175)
Restructuring costs			(7,118)
Gain on Recapitalization transaction, net	1,026		51,367
Unrealized gain (loss) of derivative instruments and other (facing financial)	(71,558)	36,990	(79,177)	(139,547)
Realized gain (loss) of derivative instruments	(56,905)	(78,220)	(276,808)	78,348
Other expense, net	(1,431)	1,649	(4,488)	29,734
Profit (loss) from continuing operations before income taxes	(49,016)	24,446	(15,767)	(156,418)
Provision for income taxes	3,311	3,845	4,618	3,604
Profit (loss) for the period from continuing operations	(52,327)	20,601	(20,385)	(160,022)
DISCONTINUED OPERATIONS
Gain (Loss) from discontinued operations	4,788	6,293	630	(8,705)
PROFIT (LOSS) FOR THE PERIOD	(47,539)	26,894	(19,755)	(168,727)
Attributable to:
Shareholders of Just Energy	(52,315)	20,614	(20,260)	(159,975)
Discontinued operations	4,788	6,293	630	(8,705)
Non-controlling interest	(12)	(13)	(125)	(47)
PROFIT (LOSS) FOR THE PERIOD	$ (47,539)	$ 26,894	$ (19,755)	$ (168,727)
Basic earnings (loss) per share
Basic earnings (loss) per share from continuing operations	$ (1.09)	$ 2.08	$ (0.77)	$ (16.25)
Diluted (in CAD per share)	(1.09)	2.07	(0.77)	(16.25)
Earnings (loss) per share from discontinuing operations
Basic (in CAD per share)	0.10	0.64	0.02	(0.88)
Diluted (in CAD per share)	0.10	0.63	0.02	(0.88)
Earnings (loss) per share available to shareholders
Basic (in CAD per share)	(0.99)	2.72	(0.75)	(17.13)
Diluted (in CAD per share)	$ (0.99)	$ 2.70	$ (0.75)	$ (17.13)